Schedule of Maturities of Undiscounted Lease Liabilities (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2017
Leases [Abstract]
Year ending March 31, 2020 (remainder)	$ 47,207	$ 117,678
Year ending March 31, 2021	55,238	71,021
Total Minimum Lease Payments	102,445	$ 188,699
Less: Imputed interest	(4,349)
Total lease obligations	$ 98,096